SUBSEQUENT EVENTS (Details)								1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($) $ / shares	Oct. 24, 2023 USD ($) shares	Sep. 08, 2023 USD ($) Times $ / shares shares	Jul. 20, 2023 USD ($)	Jun. 02, 2023 USD ($) $ / shares	Apr. 21, 2023 USD ($) $ / shares	Apr. 05, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Nov. 20, 2023 USD ($) $ / shares shares	Aug. 25, 2023
Subsequent Event [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									$ 4,307,852	$ 2,115,260	$ 864,594	$ 397,734	$ 1,262,328	$ 7,899,200	$ 3,377,588	$ 8,716,023	$ 969,195
Settlement In Principle Amount				$ 18,000,000										2,300,000
Notes payable current								$ 2,875,000	2,875,000	2,875,000	0	0	0	2,875,000	2,875,000	2,875,000	0
Proceeds from related party debt												300,000		1,746,333	581,700	500,835	0
Advances Due To Related Parties Current								$ 34,585	$ 34,585	$ 410,278	$ 143,514	$ 82,544	$ 143,514	$ 34,585	$ 410,278	$ 525,835	$ 22,394
Digital World Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument conversion price | $ / shares																		$ 10
Notes payable current																		$ 500,000
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity, redemption price per share | $ / shares								$ 10.66	$ 10.66	$ 10.34	$ 10.2	$ 10.2	$ 10.2	$ 10.66	$ 10.34	$ 10.4	$ 10.2
Common Class A [Member] | Special Meeting Of Stockholders [Member]
Subsequent Event [Line Items]
Temporary equity stock shares subject to redemption | shares			28,745
Temporary equity, redemption price per share | $ / shares			$ 10.68
Temporary equity redemption value			$ 307,028
Administrative Support Agreement
Subsequent Event [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party									$ 0	$ 45,000				$ 45,000	$ 90,000	$ 180,000	$ 56,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-Term Debt, Gross						$ 1,125,700
Debt instrument interest rate					0.00%	0.00%
Debt Instrument, Payment Terms					repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective.	repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective
Debt instrument conversion price | $ / shares					$ 10	$ 10
Settlement In Principle Amount			$ 18,000,000
Investment Interest Rate																			4.50%
Amount withdrawn from the trust account to pay taxes								$ 2,400,000
Advances Due To Related Parties Current						$ 425,835
Subsequent Event [Member] | Digital World Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument conversion price | $ / shares	$ 10
Debt instrument, periodic payment	$ 500,000
Subsequent Event [Member] | Special Meeting Of Stockholders [Member]
Subsequent Event [Line Items]
Number of times upto which the date of consummation of business combination shall be extended | Times			4
Number of months per extension in respect of the consummation of business combination			3 months
Aggregate number of months by which the last date for the consummation of business combination shall be extended			12 months
Extended date by which business combination shall be consummated earliest			Sep. 08, 2023
Extended date by which business combination shall be consummated latest			Sep. 08, 2024
Subsequent Event [Member] | Security Purchase Agreement [Member] | Pipe Investors [Member]
Subsequent Event [Line Items]
Common stock shares cancelled due to termination during the period | shares		191,500,000
Common stock shares cumulatively cancelled | shares		467,000,000																474,500,000
Common Stock, Value, Outstanding																		$ 525,500,000,000,000
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Debt instrument face amount						625,700
Subsequent Event [Member] | Promissory Note Two [Member]
Subsequent Event [Line Items]
Debt instrument face amount						$ 500,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 900,000
Debt instrument conversion price | $ / shares	$ 8
Subsequent Event [Member] | Common Class A [Member] | Special Meeting Of Stockholders [Member]
Subsequent Event [Line Items]
Temporary equity stock shares subject to redemption | shares			28,745
Temporary equity, redemption price per share | $ / shares			$ 10.24
Temporary equity redemption value			$ 294,349
Subsequent Event [Member] | Sponsor And Renatus [Member]
Subsequent Event [Line Items]
Notes payable current		$ 1,200,000
Subsequent Event [Member] | Administrative Support Agreement | Renatus LLC [Member]
Subsequent Event [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party							$ 15,000
Subsequent Event [Member] | Renatus [Member] | $2 Million Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 2,000,000
Subsequent Event [Member] | Renatus [Member] | $10 Million Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 10,000,000
Subsequent Event [Member] | Directors And Officers Liability [Member] | Directors And Officers [Member]
Subsequent Event [Line Items]
Proceeds from related party debt		$ 1,200,000